STRATEGIC ALLIANCE, ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 04, 2023 CAD ($)	Oct. 04, 2023 USD ($)	Aug. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Business Acquisition [Line Items]
Foreign currency translation gains and losses on net investment in foreign operations													$ 1,602		$ (1,141)	$ 1,494
Sale of equity, noncontrolling interest	$ 9,500	$ 6,900
Contributions to equity investments, net of distributions													1,546
Non-Controlling Interests (Note 23)													10,768		9,455
Comprehensive income (loss) attributable to non-controlling interests													1,584		(220)	$ 45
Acquisitions, net of cash acquired (Note 30)											$ 222	$ 167
Transportadora de Gas Natural de la Huasteca | Equity Attributable to Non-Controlling Interests
Business Acquisition [Line Items]
Proceeds from sale of equity									$ 561	$ 411
Reduction to additional paid-in capital									27
Non-Controlling Interests (Note 23)									588
Comprehensive income (loss) attributable to non-controlling interests									$ 21
Columbia Gas and Columbia Gulf
Business Acquisition [Line Items]
Reduction to additional paid-in capital	3,500	3,000
Texas Wind Farms | Common Class A
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%	100.00%					100.00%	100.00%
Texas Wind Farms | Common Class B
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%	100.00%					100.00%	100.00%
Fluvanna Wind Farm
Business Acquisition [Line Items]
Noncontrolling interest acquired							$ 106	$ 80
Blue Cloud Wind Farm
Business Acquisition [Line Items]
Noncontrolling interest acquired					$ 116	$ 87
Portland Natural Gas Transmission System
Business Acquisition [Line Items]
Proceeds from sale of equity			$ 1,600	$ 1,100
Proceeds from sale of interest in partnership unit			743	546
Gain on sale, before tax			572	408
Gain on sale, after tax			456	323
Foreign currency translation gains and losses on net investment in foreign operations			$ 15
Non-Controlling Interests (Note 23)													0		106
Portland Natural Gas Transmission System | Senior notes
Business Acquisition [Line Items]
Proceeds from sale of equity				$ 250
TC Energy
Business Acquisition [Line Items]
Equity interest percentage			61.70%	61.70%
Energir L.P
Business Acquisition [Line Items]
Equity interest percentage			38.30%	38.30%
Columbia Gas and Columbia Gulf
Business Acquisition [Line Items]
Proceeds from sale of equity	$ 5,300	$ 3,900
Equity interest percentage	40.00%	40.00%
Consideration received as a reduction to additional paid in capital													24	$ 17
Contributions to equity investments, net of distributions													33	$ 23
Non-Controlling Interests (Note 23)													$ 9,844		$ 9,167